Accounting Policies, by Policy (Policies)	12 Months Ended
Dec. 31, 2023
Summary of Significant Accounting Policies [Abstract]
Basis of presentation and principles of consolidation

Basis of presentation and principles of consolidation

The accompanying consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) and pursuant to the rules and regulations of the Securities and Exchange Commission (“SEC”).

The consolidated financial statements include the accounts of the Company and its wholly owned subsidiaries. All material transactions and balances among the Company and its subsidiaries have been eliminated upon consolidation.

Use of estimates

Use of estimates

In preparing the consolidated financial statements in conformity with U.S. GAAP, management makes estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. These estimates are based on information as of the date of the consolidated financial statements. Significant estimates required to be made by management include, but are not limited to, the valuation of digital assets and other current assets, useful lives of property and equipment, the recoverability of long-lived assets, provision necessary for contingent liabilities and realization of deferred tax assets. Actual results could differ from those estimates.

Fair value of financial instruments

Fair value of financial instruments

ASC 825-10 requires certain disclosures regarding the fair value of financial instruments. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. A three-level fair value hierarchy prioritizes the inputs used to measure fair value. The hierarchy requires entities to maximize the use of observable inputs and minimize the use of unobservable inputs. The three levels of inputs used to measure fair value are as follows:

●	Level 1 - inputs to the valuation methodology are quoted prices (unadjusted) for identical assets or liabilities in active markets.
●	Level 2 - inputs to the valuation methodology include quoted prices for similar assets and liabilities in active markets, quoted market prices for identical or similar assets in markets that are not active, inputs other than quoted prices that are observable and inputs derived from or corroborated by observable market data.
●	Level 3 - inputs to the valuation methodology are unobservable.

Fair value of digital assets is based on quoted prices in active markets. The fair value of the Company’s other financial instruments including cash and cash equivalents, restricted cash, loans receivable, deposits, other receivables, accounts payable, and other payables, approximate their fair values because of the short-term nature of these assets and liabilities. Warrants were measured at fair value using unobservable inputs and categorized in Level 3 of the fair value hierarchy (Note 11).

Cash and cash equivalents

Cash and cash equivalents

Cash includes cash on hand and demand deposits in accounts maintained with commercial banks. The Company considers all highly liquid investment instruments with an original maturity of three months or less from the date of purchase to be cash equivalents.

USDC

USDC

USD Coin (“USDC”) is accounted for as a financial instrument; USDC which can be redeemed one USDC for one U.S. dollar on demand from the issuer. While not accounted for as cash or cash equivalents, we treat our USDC holdings as a liquidity resource.

Digital assets

Digital assets

Digital assets (primarily include bitcoin and ETH) are included in current assets in the accompanying consolidated balance sheets. Digital assets purchased are recorded at cost and digital assets awarded to the Company through its mining activities and staking activities are accounted for in accordance with the Company’s revenue recognition policy disclosed below.

An intangible asset with an indefinite useful life is not amortized but assessed for impairment annually, or more frequently, when events or changes in circumstances occur indicating that it is more likely than not that the indefinite-lived asset is impaired. Digital assets held are accounted for as intangible assets with indefinite useful lives and are subject to impairment losses if the fair value of digital assets decreases below the carrying value at any time during the period. The fair value is measured using the quoted price of the digital assets at the time its fair value is being measured. In testing for impairment, the Company has the option to first perform a qualitative assessment to determine whether it is more likely than not that an impairment exists. If it is determined that it is not more likely than not that an impairment exists, a quantitative impairment test is not necessary. If the Company concludes otherwise, it is required to perform a quantitative impairment test. To the extent an impairment loss is recognized, the loss establishes the new cost basis of the asset. Subsequent reversal of impairment losses is not permitted.

Purchases of digital assets by the Company and digital assets awarded to the Company through its mining activities and staking activities are included within operating activities on the accompanying consolidated statements of cash flows. The changes of digital assets are included within operating activities in the accompanying consolidated statements of cash flows and any realized gains or losses from such sales are included in “realized gain (loss) on exchange of digital assets” in the consolidated statements of operations and comprehensive loss. The Company accounts for its gains or losses in accordance with the first-in first-out method of accounting.

ASC 820 defines “principal market” as the market with the greatest volume and level of activity for the asset or liability. The determination of the principal market (and, as a result, the market participants in the principal market) is made from the perspective of the reporting entity. The digital assets held by the Company are traded on a number of active markets globally. The Company does not use any exchanges to buy or sell of digital assets. Instead, the Company uses Amber Group’s OTC desk for selling or exchanging bitcoins for U.S. dollars or vice versa. The Company determines CoinMarketCap as its principal market, as it is one of the earliest and the most trusted sources by users, institutions, and media for comparing thousands of crypto assets and selected by the U.S. government.

The Company recognizes revenue by utilizing daily close prices obtained from CoinMarketCap, except for the year 2022. During that specific year, the Company also used hourly close price from CryptoCompare to recognize revenue from our digital asset mining activities. The Company believed the hourly close price can better reflect revenue recognized from our digital asset mining activities as compared to daily close price from CoinMarketCap.

Digital assets held in fund

Digital assets held in fund

On October 1, 2023, the Company made of investment of 2,701 Ethereum, with a fair value of $4.7 million, into Bit Digital Innovation Master Fund SPC Ltd. (the “Fund”). The Fund was subsequently consolidated based on the Company’s financial control interest. As a result, the assets held in the Fund are included in current assets in the Consolidated Balance Sheets under the caption digital assets held in Fund.

The Fund qualified and operated as an investment company for accounting purposes pursuant to the accounting and reporting guidance under ASC 946 – “Financial Services – Investment Companies” (“ASC 946”), which requires fair value measurement of the Fund. The Company retains the Fund’s investment company specific accounting principles under ASC 946 upon consolidation. The digital assets held by the Fund were traded on a number of active markets globally. A fair value measurement under ASC 820 - “Fair Value Measurement” (“ASC 820”) for an asset assumes that the asset is exchanged in an orderly transaction between market participants either in the principal market for the asset or, in the absence of a principal market, the most advantageous market for the asset (ASC 820-10-35-5). The fair value of the assets within the Fund was primarily determined using the price from CoinMarketCap. Any changes in the fair value of the assets were recorded in the Consolidated Statements of Operations under the caption realized and unrealized gains (losses) on digital assets held in fund. The activity in the Fund for the twelve months ended December 31, 2023 was as follows:

Digital assets held in fund as of December 31, 2023

Initial investment in digital assets held in Fund	$4,683,021
Unrealized gains on digital assets held in Fund	1,432,517
Digital assets held in fund as of December 31, 2023	$6,115,538

Investment securities

Investment securities

As of December 31, 2023, investment securities represent the Company’s investments in one fund and three privately held companies over which the Company neither has control nor significant influence through investments in ordinary shares or preferred shares. In the third quarter of 2023, the Company divested an equity method investee over which the Company had significant influence. As of December 31, 2022, investment securities represent the Company’s investment in one fund and one privately held company, over which the Company neither had control nor significant influence through investment in ordinary share.

Investment in equity method investee

In accordance with ASC 323, Investments - Equity Method and Joint Ventures, the Company accounts for the investment in one privately held company using equity method, because the Company has significant influence but does not own a majority equity interest or otherwise control over the equity investee.

Under the equity method, the Company initially records its investment at cost and prospectively recognizes its proportionate share of each equity investee’s net income or loss into its consolidated statements of operations. When the Company’s share of losses in the equity investee equals or exceeds its interest in the equity investee, the Company does not recognize further losses, unless the Company has incurred obligations or made payments or guarantees on behalf of the equity investee.

The Company continually reviews its investment in the equity investee to determine whether a decline in fair value below the carrying value is other-than-temporary. The primary factors the Company considers in its determination include the financial condition, operating performance and the prospects of the equity investee; other company specific information such as recent financing rounds; the geographic region, market and industry in which the equity investee operates; and the length of time that the fair value of the investment is below its carrying value. If the decline in fair value is deemed to be other-than-temporary, the carrying value of the equity investee is written down to fair value.

Investment in the fund

Equity securities not accounted for using the equity method are carried at fair value with unrealized gains and losses recorded in the consolidated income statements, according to ASC 321, Investments - Equity Securities. As a practical expedient, the Company uses Net Asset Value (“NAV”) or its equivalent to measure the fair value of the investment in the fund. NAV is primarily determined based on information provided by the fund administrator.

Investment in the privately held company

Equity securities not accounted for using the equity method are carried at fair value with unrealized gains and losses recorded in the consolidated income statements, according to ASC 321, Investments - Equity Securities. The Company elected to record the equity investments in privately held companies using the measurement alternative at cost, less impairment, with subsequent adjustments for observable price changes resulting from orderly transactions for identical or similar investments of the same issuer.

Equity investments in privately held companies accounted for using the measurement alternative are subject to periodic impairment reviews. The Company’s impairment analysis considers both qualitative and quantitative factors that may have a significant effect on the fair value of these equity securities, including consideration of the impact of the COVID-19 pandemic. In computing realized gains and losses on equity securities, the Company calculates cost based on amounts paid using the average cost method. Dividend income is recognized when the right to receive the payment is established.

Leases

Leases

The Company determines whether an arrangement contains a lease at the inception of the arrangement. If a lease is determined to exist, the term of such lease is assessed based on the date on which the underlying asset is made available for the Company’s use by the lessor. The Company’s assessment of the lease term reflects the non-cancelable term of the lease, inclusive of any rent-free periods and/or periods covered by early-termination options which the Company is reasonably certain of not exercising, as well as periods covered by renewal options which the Company is reasonably certain of exercising. The Company also determines lease classification as either operating or finance at lease commencement, which governs the pattern of expense recognition and the presentation reflected in the consolidated statements of operations over the lease term.

For leases with a term exceeding 12 months, an operating lease liability is recorded on the Company’s consolidated balance sheet at lease commencement reflecting the present value of its fixed minimum payment obligations over the lease term. A corresponding operating lease right-of-use asset equal to the initial lease liability is also recorded, adjusted for any prepaid rent and/or initial direct costs incurred in connection with execution of the lease and reduced by any lease incentives received. For purposes of measuring the present value of its fixed payment obligations for a given lease, the Company uses its incremental borrowing rate, determined based on information available at lease commencement, as rates implicit in its leasing arrangements are typically not readily determinable. The Company’s incremental borrowing rate reflects the rate it would pay to borrow on a secured basis and incorporates the term and economic environment of the associated lease.

For the Company’s operating leases, fixed lease payments are recognized as lease expense on a straight-line basis over the lease term. For leases with a term of 12 months or less, any fixed lease payments are recognized on a straight-line basis over the lease term and are not recognized on the Company’s consolidated balance sheet as an accounting policy election. Leases qualifying for the short-term lease exception were insignificant. Variable lease costs are recognized as incurred and primarily consist of utility charges not included in the measurement of right-of-use assets and operating lease liabilities.

Deposits for property and equipment

Deposits for property and equipment

The deposits for property and equipment represented advance payments for miner purchases. The Company initially recognizes deposits for property and equipment when cash is advanced to suppliers of our miners. Subsequently, the Company derecognizes and reclassifies deposits for property and equipment to property and equipment when control over these miners is transferred to and obtained by the Company.

Below is the roll forward of the balance of deposits for property and equipment for the years ended December 31, 2023 and 2022, respectively.

	For the Years Ended December 31,
	2023	2022

Opening balance	$2,594,881	$43,094,881
Reclassification to property and equipment	(66,051,642)	(59,810,389)
Addition of deposits for property and equipment	67,684,132	19,310,389
Ending balance	$4,227,371	$2,594,881

Property and equipment, net

Property and equipment, net

Property and equipment is stated at cost and depreciated using the straight-line method over the estimated useful lives of the assets. The Company’s property and equipment were primarily comprised of digital asset miners with estimated useful lives of three years, artificial intelligence servers with estimated useful lives of three years, and one vehicle with estimated useful life of five years.

Impairment of long-lived assets

Impairment of long-lived assets

Management reviews long-lived assets for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. Recoverability of assets to be held and used is measured by a comparison of the carrying amount of an asset to undiscounted future cash flows expected to be generated by the asset. If such assets are considered to be impaired, the impairment to be recognized is measured by the amount by which the carrying amount of the assets exceeds the fair value of the assets.

Revenue recognition

Revenue recognition

The Company recognizes revenue in accordance with ASC 606, Revenue from Contracts with Customers (“ASC 606”).

To determine revenue recognition for contracts with customers, the Company performs the following five steps: (i) identify the contract with the customer, (ii) identify the performance obligations in the contract, (iii) determine the transaction price, including variable consideration to the extent that it is probable that a significant future reversal will not occur, (iv) allocate the transaction price to the respective performance obligations in the contract, and (v) recognize revenue when (or as) the Company satisfies the performance obligation.

The Company recognizes revenue when it transfers its goods and services to customers in an amount that reflects the consideration to which the Company expects to be entitled in such exchange.

Digital asset mining

The Company has entered into digital asset mining pools by executing contracts with the mining pool operators to provide computing power to the mining pool. The contract is terminable at any time by either party with no termination penalty. Our enforceable right to compensation begins when, and lasts for as long as, we provide computing power to the mining pool operator; our performance obligation extends over the contract term given our continuous provision of computing power. This period of time corresponds with the period of service for which the mining pool operator determines compensation due to us. Given cancellation terms of the contract, and our customary business practice, the contract effectively provides the option to renew for successive contract terms daily. In exchange for providing computing power, the Company is entitled to a fractional share of the fixed digital assets award the mining pool operator receives, for successfully adding a block to the blockchain. The Company’s fractional share is based on the proportion of computing power the Company contributed to the mining pool operator to the total computing power contributed by all mining pool participants in solving the current algorithm. The Company is entitled to its relative share of consideration even if a block is not successfully placed.

Providing computing power in digital asset transaction verification services is an output of the Company’s ordinary activities. The provision of such computing power is the only performance obligation in the Company’s contracts with mining pool operators. The transaction consideration the Company receives, if any, is noncash consideration. ASC 606-10-32-21 requires entities to measure the estimated fair value of noncash consideration at contract inception. Because the consideration to which the Company expects to be entitled for providing computing power is entirely variable, as well as being noncash consideration, the Company assesses the estimated amount of the variable noncash consideration at contract inception and subsequently, to determine when and to what extent it is probable that a significant reversal in the amount of cumulative revenue recognized will not occur once the uncertainty associated with the variable consideration is subsequently resolved. Because it is probable that a significant reversal of cumulative revenue will not occur and the Company is able to calculate the payout based on the contractual formula, this amount should be estimated and recognized in revenue upon inception, which is when the hash rate is provided.

For reasons of operational practicality, the Company applies an accounting convention to use the daily quoted closing U.S. dollar spot rate of digital asset each day to determine the fair value of digital asset on the date received, which is not materially different than the fair value at contract inception or the time the Company has earned the award from the pools.

Below table presents the Company’s revenues generated from digital asset mining business by countries:

	For the Years Ended December 31,
	2023	2022	2021
United States	$36,733,222	$31,132,771	$33,573,412
Iceland	5,096,883	-	-
Canada	2,410,313	1,137,918	640,554
Hong Kong	-	-	61,864,604
	$44,240,418	$32,270,689	$96,078,570

Below table presents the Company’s revenues by mining pool operators:

	For the Years Ended December 31,
	2023	2022	2021
Foundry USA Pool	$44,240,418	$31,414,104	$27,862,786
Ethermine Mining Pool	-	856,585	-
Huobi Pool	-	-	58,607,927
Antpool	-	-	9,607,857
	$44,240,418	$32,270,689	$96,078,570

Note: The revenue by the mining pool operator is allocation of total revenue based on the number of digital assets mined for the years ended December 31, 2022 and 2021.

ETH staking business

The Company also generates revenue through ETH staking rewards. The ETH staking business is comprised of native staking and liquid staking. The Company commenced both native staking business and liquid staking business in the year ended December 31, 2022.

With the introduction of staked ETH withdrawals in April 2023, we have reassessed our Ethereum network staking approaches, weighing the advantages of traditional staking against liquid staking solutions. The withdrawal feature in native staking, coupled with yields that are on par with those of liquid staking, has encouraged us to expand our collaborations with other service providers in this domain. As a result, we terminated all liquid staking activities with StakeWise in the third quarter of 2023, reclaiming all staked Ethereum along with the accumulated rewards. In the fourth quarter of 2023, the Company terminated the native staking activities and reclaimed all staked Ethereum with Blockdaemon.

(a)	Native staking

The Company has entered into network-based smart contracts by staking ETH on nodes run by third-party operators or nodes maintained by us in 2022. Through these contracts, the Company stakes ETH on nodes for the purpose of validating transactions and adding blocks to the Ethereum blockchain network. The Company is able to withdraw the staked ETH which was previously locked-up in staking contracts since the Shanghai upgrade was successfully completed on April 12, 2023. In exchange for staking the ETH and validating transactions on blockchain networks, the Company is entitled to the block rewards and transaction fees for successfully validating or adding a block to the blockchain. These rewards are received by the Company directly from the Ethereum network and are calculated approximately based on the proportion of the Company’s stake to the total ETH staked by all validators.

The provision of validating blockchain transactions is an output of the Company’s ordinary activities. Each separate block creation or validation under a smart contract with a network represents a performance obligation. The transaction consideration the Company receives, the digital asset awards, is a non-cash consideration, which the Company measures at fair value on the date received. The fair value of the ETH reward received is determined using the quoted price of the ETH at the time of receipt. The satisfaction of the performance obligation for transaction verification services occurs at a point in time when confirmation is received from the network indicating that the validation is complete, and the awards are deposited to our address. At that point, revenue is recognized.

The Company commenced native staking business in the year ended December 31, 2022. For the years ended December 31, 2023 and 2022, the Company generated revenues of $531,702 and $5,722 from native staking.

(b) Liquid staking

Liquid staking is similar to native staking in terms of performance obligations, determination of transaction price and revenue recognition. When we participate in liquid staking via Portara protocol, a liquid staking solution provider under the consortium of Blockdaemon and Stakewise, the Company receives receipt tokens sETH-H to represent the staked ETH at 1:1 ratio. The liquid staking rewards are in the form of rETH-H which could be redeemed for ETH from the liquid staking provider or exchange for ETH via OTC. When we participate in liquid staking via Liquid Collective protocol, the Company receives receipt tokens Liquid Staked ETH (LsETH) to represent the staked ETH. LsETH uses a floating conversion rate, or protocol conversion rate, between the receipt token and staked tokens, reflecting the value of accrued network rewards, penalties, and fees associated with the staked tokens.

The Company commenced liquid staking business in the year ended December 31, 2022. For the years ended December 31, 2023 and 2022, the Company generated revenues of $144,011 and $20,182 from liquid staking.

Disaggregation of revenues

Below table presents the disaggregation of Company’s revenues by revenue streams.

	For the Years Ended December 31,
	2023	2022	2021
Digital asset mining	$44,240,418	$32,270,689	$96,078,570
ETH native staking	531,702	5,722	-
ETH liquid staking	144,011	20,182	-
	$44,916,131	$32,296,593	$96,078,570

Cost of revenue

Cost of revenue

The Company’s cost of revenue consists primarily of i) direct production costs related to mining operations, including electricity costs, profit-sharing fees/variable performance fees and/or other relevant costs paid to our hosting facilities, but excluding depreciation and amortization, which are separately stated in the Company’s consolidated statements of operations, and ii) direct cost related to ETH staking business, including service fees payable to the service provider, which was immaterial during the year ended December 31, 2023.

Contract costs

Contract costs

The Company capitalizes commission expenses directly related to obtaining customer contracts, which would not have been incurred if the contract had not been obtained. As of December 31, 2023, capitalized costs to obtain a contract totaled $2.8 million, and the outstanding commission expense payable was $1.9 million. These amounts are included in the accompanying consolidated balance sheets, with the capitalized costs to be amortized to commission expense over the expected period of benefit and commission expense payable included in Other long-term liabilities.

The Company capitalizes lease expense that are directly related to fulfilling its specialized cloud infrastructure services which commenced operations in January 2024. The lease expense is directly related to fulfill customer contracts and is expected to be recovered. As of December 31, 2023, capitalized costs to fulfil a contract totaled $100 thousand which are included in the accompanying consolidated balance sheets and are amortized to lease expense over the expected period of benefit.

Deferred Revenue

Deferred Revenue

Deferred revenue primarily pertains to prepayments received from a customer for the provision of Graphics Processing Unit (GPU) processing power, which commenced in January 2024:

	For the Years Ended December 31,
	2023	2022
Beginning balance	$-	$-
Prepayment received	13,073,449	-
Ending balance	$13,073,449	$-

Remaining performance obligation

Remaining performance obligation

The following table presents estimated revenue expected to be recognized in the future related to the unsatisfied portion of the performance obligation as of December 31, 2023:

2024
GPU processing power	$13,073,449
Total deferred revenue	$13,073,449

The remaining performance obligation is expected to be fulfilled completely in the second quarter of 2024.

Income taxes

Income taxes

The Company accounts for income taxes under the asset and liability method, in which deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases and operating loss and tax credit carry forwards. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in operations in the period that includes the enactment date. A valuation allowance is required to the extent any deferred tax assets may not be realizable.

ASC Topic 740, Income Taxes, (“ASC 740”), also clarifies the accounting for uncertainty in income taxes recognized in an enterprise’s financial statements and prescribes a recognition threshold and measurement process for financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. For those benefits to be recognized, a tax position must be more-likely-than-not to be sustained upon examination by taxing authorities. ASC 740 also provides guidance on derecognition, classification, interest and penalties, accounting in interim period, disclosure and transition.

Loss per share

Loss per share

Basic loss per share is computed by dividing net loss attributable to ordinary shareholders by the weighted average number of ordinary shares outstanding during the period. The computation of diluted net loss per share does not include dilutive ordinary shares equivalents in the weighted average shares outstanding, as they would be anti-dilutive.

Commitments and contingencies

Commitments and contingencies

In the normal course of business, the Company is subject to contingencies, such as legal proceedings and claims arising out of its business, which cover a wide range of matters. Liabilities for contingencies are recorded when it is probable that a liability has been incurred and the amount of the assessment can be reasonably estimated.

If the assessment of a contingency indicates that it is probable that a material loss is incurred and the amount of the liability can be estimated, then the estimated liability is accrued in the Company’s financial statements. If the assessment indicates that a potentially material loss contingency is not probable, but is reasonably possible, or is probable but cannot be estimated, then the nature of the contingent liability, together with an estimate of the range of possible loss, if determinable and material, would be disclosed.

Loss contingencies considered remote are generally not disclosed unless they involve guarantees, in which case the nature of the guarantee would be disclosed.

Share based compensation

Share-based compensation

The Company expenses stock-based compensation to employees and non-employees over the requisite service period based on the grant-date fair value of the awards. The Company estimates the fair value of stock option grants using the Black-Scholes option pricing model and the assumptions used in calculating the fair value of stock-based awards represent management’s best estimates and involve inherent uncertainties and the application of management’s judgment. These assumptions are the expected stock volatility, the risk-free interest rate, the expected life of the option, and the dividend yield on the underlying stock. Expected volatility is calculated based on the historical volatility of the Company’s common stock over the expected term of the option. Risk-free interest rates are calculated based on risk–free rates for the appropriate term. The Company has elected to account for forfeitures of awards as they occur.

Treasury stock

Treasury stock

The Company accounts for treasury stocks using the cost method. Under this method, the cost incurred to purchase the shares is recorded in the treasury stocks account on the consolidated balance sheets.

The Company treats shares withheld for tax purposes on behalf of employees in connection with the vesting of restricted share grants as ordinary share repurchases because they reduce the number of shares that would have been issued upon vesting.

Reclassification

Reclassification

Certain items in the financial statements of the comparative period have been reclassified to conform to the financial statements for the current period. The reclassification has no impact on the total assets and total liabilities as of December 31, 2023 or on the statements of operations for the year ended December 31, 2023.

Recent accounting pronouncements

Recent accounting pronouncements

The Company continually assesses any new accounting pronouncements to determine their applicability. When it is determined that a new accounting pronouncement affects the Company’s financial reporting, the Company undertakes a study to determine the consequences of the change to its consolidated financial statements and assures that there are proper controls in place to ascertain that the Company’s consolidated financial statements properly reflect the change.

In June 2016, the FASB issued ASU 2016-13, Financial Instruments-Credit Losses (Topic 326), which requires entities to measure all expected credit losses for financial assets held at the reporting date based on historical experience, current conditions, and reasonable and supportable forecasts. This replaces the existing incurred loss model and is applicable to the measurement of credit losses on financial assets measured at amortized cost. ASU 2016-13 was subsequently amended by Accounting Standards Update 2018-19, Codification Improvements to Topic 326, Financial Instruments—Credit Losses, Accounting Standards Update 2019-04 Codification Improvements to Topic 326, Financial Instruments—Credit Losses, Topic 815, Derivatives and Hedging, and Topic 825, Financial Instruments, and Accounting Standards Update 2019-05, Targeted Transition Relief. For public entities, ASU 2016-13 and its amendments are effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2019. For all other entities, this guidance and its amendments will be effective for fiscal years beginning after December 15, 2022, including interim periods within those fiscal years. Early application will be permitted for all entities for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2018. The Company adopted this standard on January 1, 2023, and the adoption did not have a material impact on the financial statements and related disclosures.

In 2020, the Financial Accounting Standards Board issued Accounting Standards Update (ASU) 2020-06, Debt—Debt with Conversion and Other Options (Subtopic 470-20) and Derivatives and Hedging—Contracts in Entity’s Own Equity (Subtopic 815-40): Accounting for Convertible Instruments and Contracts in an Entity’s Own Equity, to address the complexity in accounting for certain financial instruments with characteristics of liabilities and equity. Amongst other provisions, the amendments in this ASU significantly change the guidance on the issuer’s accounting for convertible instruments and the guidance on the derivative scope exception for contracts in an entity’s own equity such that fewer conversion features will require separate recognition, and fewer freestanding instruments, like warrants, will require liability treatment. This guidance is effective for fiscal years beginning after December 15, 2021, with early adoption permitted. For all other entities, the amendments are effective for fiscal years beginning after December 15, 2023, including interim periods within those fiscal years. The Company adopted this standard on January 1, 2023, and the adoption did not have a material impact on the financial statements and related disclosures.

In December 2023, the FASB issued ASU 2023-08, Intangibles - Goodwill and Other - Crypto Assets (Subtopic 350-60): Accounting for and Disclosure of Crypto Assets, which establishes accounting guidance for crypto assets meeting certain criteria. Bitcoin meets this criteria. The amendments require crypto assets meeting the criteria to be recognized at fair value with changes recognized in net income each reporting period. Upon adoption, a cumulative-effect adjustment is made to the opening balance of retained earnings as of the beginning of the annual reporting period of adoption. ASU 2023-08 is effective for fiscal years beginning after December 15, 2024, including interim periods within those fiscal years. Early adoption is permitted. The Company is currently evaluating the impact of its pending adoption of ASU 2023-08 on its consolidated financial statements.

In December 2023, the Financial Accounting Standards Board (“FASB”) issued ASU No. 2023-09, Income Taxes (Topic 740): Improvements to Income Tax Disclosures (“ASU 2023-09”). ASU 2023-09 expands existing income tax disclosures for rate reconciliations by requiring disclosure of certain specific categories and additional reconciling items that meet quantitative thresholds and expands disclosures for income taxes paid by requiring disaggregation by certain jurisdictions. ASU 2023-09 is effective for annual periods beginning after December 15, 2024; early adoption is permitted. The Company is closely monitoring the development of the ASU 2023-09 and does not expect its impact to be material on the consolidated financial statements.